INCOME PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
INCOME PER SHARE
INCOME PER SHARE

The calculations of basic and diluted income per share for the years ended December 31, 2017 and 2016 are based on the following:

Years ended December 31	2017	2016

Income for the year	$71,466	$64,957
Non-controlling interest	2,150	—
Income attributable to equity holders of SSR Mining used in the calculation of income per share	69,316	64,957

Weighted average number of common shares issued (thousands)	119,593	103,267
Adjustments for dilutive instruments:
Stock options (thousands)	1,088	1,317
Weighted average number of common shares for diluted income per share (thousands)	120,681	104,584

Basic income per share	$0.58	$0.63
Diluted income per share	$0.57	$0.62